Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Feb. 28, 2017
Land improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	15 years
Land improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	32 years
Vineyards [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	16 years
Vineyards [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	26 years
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	10 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	50 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	35 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	3 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable life in years	7 years